Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net (loss) income for the year	$ (135,906)	$ 59,399
Items that will remain permanently in other comprehensive income:
Changes in fair value of investments in equity securities, net of $nil tax	(280)	(272)
Items that may in the future be reclassified to profit or loss:
Currency translation adjustment, net of tax	(61)	(4,022)
Change in fair value of hedging instruments, net of $nil tax	70	1,006
Total other comprehensive loss for the year	(271)	(3,288)
Comprehensive (loss) income for the year	$ (136,177)	$ 56,111